Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,796,583.55

Principal:
Principal Collections	$28,145,231.31
Prepayments in Full	$20,133,683.19
Liquidation Proceeds	$1,050,759.57
Recoveries	$114,017.92
Sub Total	$49,443,691.99
Collections	$54,240,275.54

Purchase Amounts:
Purchase Amounts Related to Principal	$304,757.08
Purchase Amounts Related to Interest	$2,208.05
Sub Total	$306,965.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,547,240.67

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,547,240.67
Servicing Fee	$1,025,256.63	$1,025,256.63	$0.00	$0.00	$53,521,984.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,521,984.04
Interest - Class A-2 Notes	$94,290.60	$94,290.60	$0.00	$0.00	$53,427,693.44
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$53,032,893.44
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$52,885,335.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,885,335.11
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$52,801,849.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,801,849.03
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$52,732,515.70
Third Priority Principal Payment	$80,082.00	$80,082.00	$0.00	$0.00	$52,652,433.70
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$52,554,767.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,554,767.03
Regular Principal Payment	$47,307,563.57	$47,307,563.57	$0.00	$0.00	$5,247,203.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,247,203.46
Residuel Released to Depositor	$0.00	$5,247,203.46	$0.00	$0.00	$0.00
Total		$54,547,240.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$80,082.00
Regular Principal Payment					$47,307,563.57
Total					$47,387,645.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$47,387,645.57	$76.82	$94,290.60	$0.15	$47,481,936.17	$76.97
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$47,387,645.57	$23.23	$887,135.01	$0.43	$48,274,780.58	$23.66

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$198,506,526.16	0.3217807	$151,118,880.59	0.2449650
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,173,566,526.16	0.5753172	$1,126,178,880.59	0.5520864

Pool Information
Weighted Average APR	4.641%	4.632%
Weighted Average Remaining Term	47.63	46.77
Number of Receivables Outstanding	61,773	60,169
Pool Balance	$1,230,307,959.91	$1,180,155,818.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,181,626,371.85	$1,133,486,444.16
Pool Factor	0.5917916	0.5676679

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$17,702,337.28
Yield Supplement Overcollateralization Amount	$46,669,374.25
Targeted Overcollateralization Amount	$53,976,937.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,976,937.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		209	$517,710.35
(Recoveries)		59	$114,017.92
Net Losses for Current Collection Period			$403,692.43
Cumulative Net Losses Last Collection Period			$5,001,626.83
Cumulative Net Losses for all Collection Periods			$5,405,319.26

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.56%	845	$18,391,890.89
61-90 Days Delinquent	0.13%	72	$1,570,139.62
91-120 Days Delinquent	0.03%	17	$411,063.57
Over 120 Days Delinquent	0.06%	34	$751,686.64
Total Delinquent Receivables	1.79%	968	$21,124,780.72

Repossession Inventory:
Repossessed in the Current Collection Period		52	$1,269,179.11
Total Repossessed Inventory		65	$1,670,496.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4787%
Preceding Collection Period			0.4786%
Current Collection Period			0.4019%
Three Month Average			0.4531%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1721%
Preceding Collection Period			0.2072%
Current Collection Period			0.2044%
Three Month Average			0.1946%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer